Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 2,712	$ 2,460
Accumulated Depreciation	2,061	1,946
Property and equipment, net	651	514
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,173	1,046
Accumulated Depreciation	989	900
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	721	693
Accumulated Depreciation	536	492
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	519	381
Accumulated Depreciation	307	280
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	299	340
Accumulated Depreciation	$ 229	$ 274